Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Loan loss reserves	$ 16,220	$ 15,983
Accrued interest receivable	552	962
Accrued expenses	2,878	2,033
Unrealized loss on securities available for sale	0	464
Impairment loss on LLCs	1,281	1,207
Deferred income tax assets Total	20,931	20,649
Deferred income tax liabilities:
Basis difference on investments	(7)	(12)
Deferred loan fees and costs	(394)	(422)
Unrealized gain on securities available for sale	(1,420)	0
Mark-to-market adjustment	(1,569)	(634)
Book depreciation in excess of tax depreciation	(193)	(96)
Other	(149)	(264)
Deferred income tax liabilities, Total	(3,732)	(1,428)
Net deferred tax asset	$ 17,199	$ 19,221